UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06719

BB&T Equity Index Fund

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor, Raleigh, NC	27626-0575

(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

Item 1. Reports to Stockholders.

ANNUAL REPORT

EQUITY  INDEX  FUND

CLASS	A	SHARES
CLASS	B	SHARES
CLASS	C	SHARES

DECEMBER 31, 2005

LETTER FROM THE PRESIDENT AND THE INVESTMENT ADVISOR

Dear Shareholders:

We are pleased to provide the annual report for the BB&T Equity Index Fund covering the one-year period ended December 31, 2005.

Buoyed by strong performance in most sectors during the second half of the year, stocks posted solid gains in 2005. Over the full 12-month period, the S&P 500 Index1 rose a solid 4.91%. Energy stocks led the advance with a return of 31.40% for the year.

Economic growth was strong in 2005 with Gross Domestic Product2 coming in at 3.5%. Corporate earnings were also strong with double-digit operating earnings growth in each of the first three quarters. Despite these gains, rising short-term interest rates, high oil prices, and continued geopolitical concerns weighed on investor sentiment. The Federal Reserve Board raised its key, short-term interest rate 8 times in 2005 (by 25 basis points (0.25%) at each meeting). Since June 2004, the fed funds rate has been raised 14 times for a total of 3.50%. Oil prices were above $60 for much of the year, peaking at around $70 in September.

We expect to see a mid-cycle economic slowdown in 2006, led by a modest consumer retrenchment as higher energy prices, higher interest rates, and a peaking housing market take their toll. However, a number of indicators point to continuing strength in the U.S. economy, and large capitalization stocks, as represented by the S&P 500 Index, may continue to do moderately well by historical standards.

Sincerely,

Keith F. Karlawish, CFA

President

BB&T Mutual Funds Group

Jeffrey J. Schappe, CFA

Chief Investment Officer

BB&T Asset Management, Inc.

1 “S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio. The S&P 500 Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

2The Gross Domestic Product (“GDP”) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period, though GDP is usually calculated on an annual basis. It includes all of private and public consumption, government outlays, investments and exports less imports that occur within a defined territory.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. BB&T Asset Management, Inc., a wholly owned subsidiary of BB&T Corporation, serves as investment adviser to the BB&T Funds and is paid a fee for its services. Shares of the BB&T Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds are distributed by BB&T Funds Distributor, Inc. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. BB&T Asset Management, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

BB&T EQUITY INDEX FUND

MASTER PORTFOLIO MANAGER

Barclays Global Fund Advisors, a subsidiary of Barclays Global Investors, N.A. (S&P 500® Index Master Portfolio)

BB&T Asset Management, Inc. (BB&T Equity Index Fund)

Unlike many traditional, actively managed investment funds, there is no single portfolio manager who makes investment decisions for the BB&T Equity Index Fund. Instead, the Fund invests substantially all its assets in the S&P 500® Index Master Portfolio which is managed by a team of investment professionals from Barclays, who use a specially designed software program to maintain a close match to the characteristics of the S&P 500 Index.

INVESTMENT CONCERNS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

The performance of the Fund is expected to be lower than that of the S&P 500 Index because of Fund fees and expenses.

PORTFOLIO MANAGERS’ PERSPECTIVE

“Investing in an index fund such as ours is based on the belief that it’s very difficult to ‘beat the market’ on a consistent basis. Our approach, then, is to take advantage of the stock market’s long-term growth potential, while managing costs, to help shareholders potentially build wealth over time. We believe the Fund is an excellent diversification tool for novice and experienced investors alike, and can serve as the foundation of most equity investors’ asset allocation strategies.”

The BB&T Equity Index Fund (the “Fund”) seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the S&P 500® Index (the “Index”). The Fund employs a two-tier structure, commonly referred to as “master-feeder”. The Fund invests all of its investable assets in the S&P 500® Index Master portfolio (“Master Portfolio”). For simplicity sake, all discussion of the Fund’s investment objective, strategies, risks and holdings refer also to the Master Portfolio’s objectives, strategies, risks, and holdings unless otherwise indicated.

The Fund seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the S&P 500® Index. For the 12 months ended December 31, 2005, the Fund returned 4.43% (Class A Shares without sales charge)2 and the Index returned 4.91%.

Domestic equity markets, as represented by the Index, delivered modest gains for 2005 despite increasing short-term interest rates, rising oil prices, and low consumer confidence levels. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.25% at year-end, the highest level in 4 1/2 years. Oil prices continued to escalate during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of 2005, oil topped $61 per barrel, an increase of 40% for the year. Consumer confidence levels remained relatively low for most of the year, but appeared to rebound in December, buoyed by the resilience of the U.S. economy and improving employment figures.

Within the Index, sector performance was largely positive for the reporting period. Not surprisingly, the strongest performance came from the energy sector, which benefited from escalating prices during the reporting period. Utilities also benefited from higher energy prices and delivered strong gains. Financials, the largest sector in the Index, posted gains, as did healthcare. Negative performance for the reporting period came from the consumer discretionary and telecommunications services sectors.

Among the Fund’s ten largest holdings as of December 31, 2005, performance was mixed for the reporting period. The strongest performer for the reporting period was Altria Group Inc. Exxon Mobil Corp. also performed well, due largely to the rise in oil prices during the reporting period. Procter & Gamble Co. and insurer American International Group Inc. delivered modest gains. The share prices of pharmaceutical giant Pfizer Inc. and healthcare company Johnson & Johnson both declined for the reporting period. General Electric Co., the Fund’s largest holding as of year-end, also declined for the reporting period.†

†The composition of the Master Portfolio is subject to change.

2Please refer to page 3 for additional performance information.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.bbtfunds.com.

BB&T EQUITY INDEX FUND

Value of a Hypothetical $10,000 Investment

Average Annual Total Returns

As of December 31, 2005	Inception Date	1 Year	5 Year	10 Year
Class A Shares*	9/11/00[2]	-1.61%	-1.11%	7.80%
Class B Shares**	9/11/00[2]	-0.52%	-0.80%	7.58%
Class C Shares***	5/1/01[3]	3.50%	-0.59%	7.69%
S&P 500® Index[1]		4.91%	0.54%	9.07%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.bbtfunds.com.

*	Reflects 5.75% maximum sales charge.
**	Reflects the applicable contingent deferred sales charge (CDSC), maximum of 5.00%.
***	Reflects the applicable maximum CDSC of 1.00% (applicable only to redemptions within one year of purchase).
[1]	The Fund is measured against the S&P 500 Index, an unmanaged index which is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
[2]	The performance of the BB&T Equity Index Fund, prior to its commencement date, on 9/11/00, is based on the historical performance of the “master portfolio”, which commenced operations on 7/2/93. The performance shown reflects the reinvestment of all dividend and capital gains distributions but does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or redemptions. The performance has been adjusted to reflect the deduction of fees for services associated with the Fund, such as investment management and fund accounting fees.
[3]	Performance for Class C Shares prior to their inception date, on 5/1/01 is based on the historical performance of Class B Shares and has been adjusted for the maximum CDSC applicable to Class C Shares.

A portion of the Fund’s fees have been reduced. If the fees had not been reduced, the Fund’s total return would have been lower.

Portfolio Holdings Summary (Unaudited)

Investment Type	% of Investment
S&P 500 Index Master Portfolio	100%

Total	100%

Expense Example (Unaudited)

As a shareholder of the BB&T Equity Index Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees and (2) ongoing costs, including master portfolio fees; distribution fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the BB&T Equity Index Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05	Expense Ratio During Period 7/1/05 - 12/31/05
BB&T Equity Index Fund	Class A Shares	$1,000.00	$1,053.60	$2.95	0.57%
	Class B Shares	1,000.00	1,049.30	6.82	1.32%
	Class C Shares	1,000.00	1,049.00	6.82	1.32%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the BB&T Equity Index Fund’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05	Expense Ratio During Period 7/1/05 - 12/31/05
BB&T Equity Index Fund	Class A Shares	$1,000.00	$1,022.33	$2.91	0.57%
	Class B Shares	1,000.00	1,018.55	6.72	1.32%
	Class C Shares	1,000.00	1,018.55	6.72	1.32%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

BB&T FUNDS

Equity Index Fund

Statement of Assets and Liabilities
December 31, 2005
Assets:
Investment in S&P 500 Index Master Portfolio, at value ( See Note 1)	$151,350,891
Receivable for capital shares issued	366,902
Receivable due from affiliates	3,384
Prepaid expenses	4,974

Total Assets	151,726,151

Liabilities:
Dividends payable	23,715
Payable for capital shares redeemed	1,250,048
Accrued expenses and other payables:
Administration fees	14,578
Distribution fees	35,499
Transfer agency fees	7,538
Compliance service fees	450
Other	46,766

Total Liabilities	1,378,594

Net Assets:
Capital stock	146,902,311
Accumulated undistributed (distributions in excess of) net investment income	12,924
Accumulated realized gains/(losses) from investment transactions	(8,949,520)
Net unrealized appreciation/depreciation on investments	12,381,842

Net Assets	$150,347,557

Net Assets
Class A Shares	$135,174,922
Class B Shares	14,366,768
Class C Shares	805,867

Total	$150,347,557

Outstanding Units of Beneficial Interests (Shares)
Class A Shares	16,117,875
Class B Shares	1,741,123
Class C Shares	96,837

Total	17,955,835

Net Asset Value
Class A Shares — redemption price per share	$8.39
Class B Shares — offering price per share*	8.25
Class C Shares — offering price per share*	8.32

Maximum Sales Charge — Class A Shares	5.75%

Maximum Offering Price (100%/(100% – Maximum Sales Charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$8.90

*	Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended December 31, 2005
Net Investment Income Allocated from Master Portfolio:
Dividend income	$2,356,848
Interest income	470,564
Expenses	(74,742)

Net Investment Income Allocated from Master Portfolio	2,752,670

Expenses:
Administration and transfer agent fees (See Note 3)	30,863
Administration fees (See Note 3)	154,680
Transfer agent fees (See Note 3)	44,325
Distribution fees — Class A Shares (See Note 3)	671,680
Distribution fees — Class B Shares (See Note 3)	146,187
Distribution fees — Class C Shares (See Note 3)	5,548
Fund accounting fees	36,159
Printing fees	37,367
Professional fees	78,098
Compliance service fees (See Note 3)	3,123
Custodian fees	7,521
Trustee fees (See Note 3)	6,311
Other	32,512

Gross expenses	1,254,374
Less expenses waived by the Administrator (See Note 3)	(28,338)
Less expenses waived by the Distributor (See Note 3)	(335,840)

Net Expenses	890,196

Net Investment Income	1,862,474

Realized/Unrealized Gains (Losses) Allocated from Master Portfolio:
Net realized gains/(losses) from investment transactions	497,069
Change in unrealized appreciation/depreciation from investments	3,861,980

Net realized/unrealized gains/(losses) allocated from Master Portfolio	4,359,049

Change in net assets from operations	$6,221,523

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Statements of Changes in Net Assets
	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004
From Investment Activities:
Operations:
Net investment income	$1,862,474	$2,050,086
Net realized gains (losses) from investment transactions	497,069	11,334,020
Change in unrealized appreciation/depreciation from investments	3,861,980	706,798

Change in net assets from operations	6,221,523	14,090,904

Dividends to Class A Shareholders:
Net investment income	(1,753,340)	(1,894,023)
Dividends to Class B Shareholders:
Net investment income	(85,645)	(111,354)
Dividends to Class C Shareholders:
Net investment income	(3,008)	(5,395)

Change in net assets from shareholder dividends	(1,841,993)	(2,010,772)

Capital Transactions:
Proceeds from shares issued
Class A Shares	17,160,939	34,150,250
Class B Shares	1,200,160	2,707,915
Class C Shares	659,873	228,965
Dividends reinvested
Class A Shares	1,663,724	2,875,377
Class B Shares	85,367	171,521
Class C Shares	2,999	10,117
Value of shares redeemed
Class A Shares	(27,428,219)	(17,293,053)
Class B Shares	(2,538,773)	(1,928,923)
Class C Shares	(685,585)	(305,421)

Change in net assets from capital transactions	(9,879,515)	20,616,748

Change in net assets	(5,499,985)	32,696,880
Net Assets:
Beginning of Year	155,847,542	123,150,662

End of Year	$150,347,557	$155,847,542

Accumulated undistributed (distributions in excess of) net investment income	$12,924	$(546)

Share Transactions:
Issued
Class A Shares	2,124,934	4,459,349
Class B Shares	150,998	361,065
Class C Shares	82,528	30,130
Reinvested
Class A Shares	204,538	368,943
Class B Shares	10,666	22,255
Class C Shares	369	1,313
Redeemed
Class A Shares	(3,381,042)	(2,261,105)
Class B Shares	(317,526)	(256,679)
Class C Shares	(86,024)	(41,024)

Change in shares	(1,210,559)	2,684,247

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class A Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Year Ended December 31, 2001
Net Asset Value, Beginning of Period	$8.14	$7.48	$5.90	$7.70	$8.83

Investment Activities
Net investment income(a)	0.11	0.11	0.08	0.06	0.05
Net realized and unrealized gains (losses) from investments(a)	0.25	0.66	1.58	(1.80)	(1.13)

Total from Investment Activities	0.36	0.77	1.66	(1.74)	(1.08)

Dividends:
Net investment income	(0.11)	(0.11)	(0.08)	(0.06)	(0.05)

Total Dividends	(0.11)	(0.11)	(0.08)	(0.06)	(0.05)

Net Asset Value — End of Period	$8.39	$8.14	$7.48	$5.90	$7.70

Total Return (excludes sales charge)	4.43%	10.23%	28.28%	(22.56)%	(12.24)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$135,175	$139,833	$109,282	$56,661	$39,700
Ratio of net expenses to average net assets(a)	0.57%	0.49%	0.48%	0.55%	0.54%
Ratio of net investment income to average net assets(a)	1.32%	1.57%	1.31%	1.08%	0.74%
Ratio of expenses to average net assets*(a)	0.84%	0.96%	0.95%	1.05%	1.10%
Portfolio turnover rate(b)	10%	14%	8%	12%	9%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class B Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Year Ended December 31, 2001
Net Asset Value, Beginning of Period	$8.02	$7.37	$5.83	$7.60	$8.82

Investment Activities
Net investment income(a)	0.05	0.06	0.03	0.02	— (c)
Net realized and unrealized gains (losses) from investments(a)	0.23	0.65	1.54	(1.77)	(1.18)

Total from Investment Activities	0.28	0.71	1.57	(1.75)	(1.18)

Dividends
Net investment income	(0.05)	(0.06)	(0.03)	(0.02)	(0.04)

Total Dividends	(0.05)	(0.06)	(0.03)	(0.02)	(0.04)

Net Asset Value — End of Period	$8.25	$8.02	$7.37	$5.83	$7.60

Total Return (excludes sales charge)	3.48%	9.48%	27.18%	(23.05)%	(13.37)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$14,367	$15,207	$13,055	$8,678	$8,067
Ratio of net expenses to average net assets(a)	1.32%	1.23%	1.23%	1.30%	1.17%
Ratio of net investment income to average net assets(a)	0.57%	0.81%	0.54%	0.34%	0.74%
Ratio of expenses to average net assets*(a)	1.34%	1.45%	1.45%	1.56%	1.37%
Portfolio turnover rate(b)	10%	14%	8%	12%	9%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(c)	Amount less than $0.005.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class C Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	May 1, 2001 thru December 31, 2001(a)
Net Asset Value, Beginning of Period	$8.08	$7.42	$5.86	$7.56	$8.34

Investment Activities
Net investment income(d)	0.03	0.07	0.04	0.03 (f)	— (g)
Net realized and unrealized gains (losses) from investments(d)	0.25	0.64	1.56	(1.70)	(0.72)

Total from Investment Activities	0.28	0.71	1.60	(1.67)	(0.72)

Dividends
Net investment income	(0.04)	(0.05)	(0.04)	(0.03)	(0.06)

Total Dividends	(0.04)	(0.05)	(0.04)	(0.03)	(0.06)

Net Asset Value — End of Period	$8.32	$8.08	$7.42	$5.86	$7.56

Total Return (excludes sales charge)(b)	3.50%	9.46%	27.35%	(22.08)%	(8.68)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$806	$808	$813	$776	$107
Ratio of net expenses to average net assets(c)(d)	1.32%	1.23%	1.23%	1.30%	1.01%
Ratio of net investment income to average net assets(c)(d)	0.59%	0.76%	0.52%	0.41%	1.09%
Ratio of expenses to average net assets*(c)(d)	1.34%	1.45%	1.45%	1.56%	1.52%
Portfolio turnover rate(e)	10%	14%	8%	12%	9%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(e)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(f)	Per share net investment income has been calculated using the daily average shares method.
(g)	Amount less than $0.005.

See accompanying notes to the financial statements.

BB&T FUNDS

Notes to the Financial Statements

December 31, 2005

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests substantially all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

Each class of shares has identical rights and privileges with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)	Security Valuation—The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 6.28% in the net assets of the Master Portfolio at December 31, 2005. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(B)	Distributions to Shareholders—Dividends from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

(C)	Allocation Methodology—The investment income, expenses (other than class specific expenses) and realized and unrealized gains and losses on investments are allocated to each class of shares based on their relative net assets on the date the income is earned, expenses are accrued, or realized and unrealized gains and losses are incurred. The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(D)	Expenses—Expenses directly attributable to a class of shares are charged directly to that class. Expenses not directly attributable to the Fund are allocated proportionately among all BB&T Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the BB&T Funds & BB&T Variable Insurance Funds Trusts, based upon relative net assets or on another reasonable basis.

Continued

BB&T FUNDS

Notes to the Financial Statements, Continued

December 31, 2005

(E)	Securities Transactions and Income Recognition—The Fund records daily, its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

(F)	Redemption Fees—Effective November 4, 2005, the holding period for shares redeemed or exchanged was reduced from 30 days to 7 days. For shares of the Fund that were redeemed or exchanged in less than these days, a fee of 2% of the total redemption amounts may be assessed subject to certain exceptions or limitations. These exceptions include but are not limited to automatic non-discretionary rebalancing programs and systematic withdrawal plans. The fee is applied to shares redeemed or exchanged in the order in which they were purchased, and is retained by the Fund for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. For financial statement purposes, these amounts are included in the Statements of Changes in Net Assets as “Proceeds from Shares Issued”. Fees for the Fund during the period January 1, 2005 through December 31, 2005 were $2,955.

3.	Related Party Transactions:

Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, Inc. (“BB&T” or “Adviser”) exercises general oversight over the investment performance of the Fund. BB&T will advise the Board of Trustees if investment of all of the Fund’s assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund’s investment objective. For periods in which all the Fund’s assets are not invested in the Master Portfolio, BB&T may receive an investment advisory fee from the Fund. For the period ended December 31, 2005, all of the Fund’s investable assets were invested in the Master Portfolio and BB&T received no fees.

Effective February 1, 2005, BB&T began serving the Trust as administrator. BB&T receives compensation for providing administration services at a rate of 0.12% of the Trusts’ aggregate average daily net assets up to $5 billion and a rate of 0.08% of the Trusts’ aggregate average daily net assets in excess of $5 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statement of Operations as “Administration fees.” Pursuant to a Sub-Administration Agreement with BB&T, BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) serves as sub-administrator to the Trust subject to the general supervision of the Trusts’ Board of Trustees and BB&T. For these services, BISYS is entitled to a fee, payable by BB&T.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain officers of the Fund are affiliated, serves the Fund as distributor. BISYS Ohio serves the Fund as transfer agent. Prior to February 1, 2005, BISYS and BISYS Ohio received compensation for providing administration and transfer agency service at a rate of 0.22% of the average net assets of the Fund. The fee was accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statement of Operations as “Administration and transfer agency fees”. BISYS voluntarily waived fees totaling $28,338 of administration fees for the period January 1, 2005 through January 31, 2005, and this waiver is not subject to recoupment in subsequent fiscal periods.

Effective February 1, 2005, BISYS Ohio serves the Fund as transfer agent. BISYS Ohio receives compensation for providing transfer agency services at a rate of 0.01% of the average daily net assets of the Fund. The fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statement of Operations as “ Transfer agency fees”.

Under a Compliance Services Agreement between the Trust and BISYS Ohio (the ”CCO Agreement”), BISYS Ohio makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trust paid BISYS Ohio $118,750 for the reporting period ended December 31, 2005, plus certain out of pocket expenses. Effective September 24, 2005, the CCO Agreement was reduced to $100,000 per year, plus certain out of pocket expenses. Expenses incurred for the Fund are reflected on the Statement of Operations as “Compliance service fees”. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

Continued

BB&T FUNDS

Notes to the Financial Statements, Continued

December 31, 2005

The Fund has adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Fund for Class A Shares, Class B Shares and Class C Shares, respectively. As distributor, BISYS is entitled to receive commissions on sales of shares of the Fund.

Effective November 1, 2005, BB&T Funds Distributor, Inc. began serving as distributor to the Fund pursuant to a Distribution Agreement (the “Distribution Agreement”). Prior to November 1, 2005, BISYS Fund Services LP served as distributor to the Fund pursuant to a separate Distribution Agreement.

BISYS and BB&T Funds Distributor, Inc. (the “Distributor”) have contractually agreed to waive a portion of the Class A shares distribution fees throughout the year. Effective May 1, 2005 and through April 30, 2006, the Distributor have contractually agreed to waive 0.25% of the Class A shares distribution fees of the Fund. In addition, the Distributor voluntarily waived fees throughout the year. Distribution fee waivers are included in the Statement of Operations as “Less expenses waived by the Distributor” and these waivers are not subject to recoupment in subsequent fiscal periods. The Distributor waived fees totaling $335,840 of distribution fees for the fiscal year ended December 31, 2005.

The Adviser and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Funds. The payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of the Shares.

Certain Officers and Trustees of the Fund are affiliated with the Adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles. Each of the five non-interested Trustees who serve on both the Board and the Audit Committee are compensated $5,000 per quarter and $2,000 for each regularly scheduled meeting, plus reimbursement for certain expenses. During the year ended December 31, 2005, actual Trustee compensation was $172,000 in total from the Trust, of which $6,311 was allocated to the Fund.

4.	Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

At December 31, 2005, the Fund had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires
$10,695	2008
740,335	2009
3,648,463	2010
715,833	2011
175,416	2012
519,736	2013

Continued

BB&T FUNDS

Notes to the Financial Statements, Continued

December 31, 2005

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2005 were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Distributions Paid*
BB&T Equity Index Fund	$1,850,387	$—	$1,850,387	$1,850,387

The tax character of dividends paid to shareholder during the fiscal year ended December 31, 2004, were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Distributions Paid*
BB&T Equity Index Fund	$3,165,550	$—	$3,165,550	$3,165,550

*Total Distributions paid may differ from total distributions reflected in the Statements of Changes in Net Assets due to differences in the tax rules governing the timing of recognition.

As of December 31, 2005 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long-Term Capital Gains (Losses)	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earning (Deficit)
BB&T Equity Index Fund	$3,037	$—	$3,037	$—	$(5,810,478)	$9,252,687	$3,445,246

At December 31, 2005 the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BB&T Equity Index Fund	$142,098,204	$16,562,947	$(7,310,260)	$9,252,687

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

BB&T Funds:

We have audited the accompanying statement of assets and liabilities of the BB&T Equity Index Fund (the “Fund”), a series of BB&T Funds, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each year in the two-year year then ended, and the financial highlights for each year in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the Fund’s investment at December 31, 2005 by correspondence with the master portfolio’s fund accounting agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each year in the two-year period then ended, and the financial highlights for each year in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

February 17, 2006

BB&T FUNDS

Other Information

December 31, 2005

Other	Federal Income Tax Information (Unaudited):

For the period ended December 31, 2005, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2005 Form 1099-DIV. For the fiscal year ended December 31, 2005, 100% of the dividends paid by the Fund was considered qualified dividend income.

For corporate shareholders, 100% of the total ordinary income dividends paid during the fiscal year ended December 31, 2005 qualify for the corporate dividends received deduction.

Other	Information (Unaudited):

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The BB&T Equity Index Fund files complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Board Consideration of Advisory and Sub-Advisory Agreements

(Unaudited)

The Board of Trustees, at a meeting held on August 30, 2005, formally considered the Trust’s investment advisory agreement with BB&T Asset Management, Inc. (“BB&TAM” or the “Adviser”) with respect to the Equity Index Fund of the Trust. The Trustees reviewed extensive material in connection with their review of the Advisory Agreement, including data from an independent provider of mutual fund data which included comparisons with industry averages for comparable funds for advisory fees and total fund expenses. The data reflected BB&TAM fee waiver in place, as well as BB&TAM’s contractual investment advisory fee level. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received a detailed presentation by BB&TAM, which included a performance analysis. The Board also deliberated outside the presence of management and the Adviser.

In their deliberations, each Trustee attributed different weights to various factors involved in an analysis of whether the Advisory Agreement should be continued, and no factor alone was considered determinative. The Trustees determined that the overall arrangements between the Trust and the Adviser, as provided in the Advisory Agreement, were fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day oversight of the Fund. The Trustees considered the overall reputation, and the capabilities and commitment of the Adviser to provide high quality service to the Trust, and the Trustees’ overall confidence in the Adviser’s integrity.

The Trustees received information concerning the investment philosophy and investment processes applied by the Adviser in managing the Fund. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Fund. The Trustees evaluated the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser’s codes of ethics (regulating the personal trading of its officers and employees).

The Trustees particularly noted BB&TAM’s recent increased staffing and enhancements to the investment processes and systems and administration, including the retention of, and improvements initiated by, a chief investment officer. Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by the Adviser, the scope of responsibilities was typical of those of investment advisers to open-end mutual funds generally, and that the quality of the services was very satisfactory.

Investment Performance

The Trustees considered performance results of the Fund relative to both its benchmark index and its peer group. It was noted that performance of the Fund over the past twelve months had closely tracked the S&P 500 Index, thereby accomplishing the Fund’s investment objective.

After reviewing the Fund’s performance, and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of the Fund was satisfactory or better.

Cost of Services, Including the Profits Realized by the Advisers and Affiliates

The Trustees considered peer group comparable information with respect to the advisory fees charged by BB&TAM to the Fund, taking into consideration both contractual and actual (i.e., after waiver) fee levels. The Trustees particularly noted that BB&TAM was not currently charging an investment advisory fee since fund assets were invested entirely in an underlying portfolio. The Trustees concluded that the investment advisory fee was acceptable as compared to peer groups.

As part of their review, the Trustees considered benefits to the Adviser aside from investment advisory fees. The Trustees reviewed administration fees received by BB&TAM and considered the fallout benefits to BB&TAM.

Consideration of the reasonableness of advisory fees also took into account the profitability of the Adviser. The Trustees reviewed profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was unaudited and represented the Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because comparative information is not generally publicly available and is affected by numerous factors. Based on their review, the Trustees concluded that the profitability to BB&TAM and its affiliates as a result of their relationships with the Fund was acceptable. The Board also concluded that the fees under the Advisory Agreement were fair and reasonable, in light of the services and benefits provided to the Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Trust’s assets. Given that no investment advisory fee was currently being charged by BB&TAM, the Trustees determined that the growth of the fund would not result in greater economies of scale.

Information about Trustees and Officers (Unaudited):

Overall responsibility for the management of the Funds rests with its Board of Trustees’, who are elected by the Shareholders of the Funds. The Trustees elect the officers of the Funds to supervise actively its day-to-day operations. The names of the Trustees, their addresses, ages, length of tenure, principal occupations during the past five years, number of portfolios overseen and directorships held outside of the Funds are set forth below:

Name, Address and Birthdate	Position(s) Held with BB&T Funds	Term of Office/ Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios Overseen in Complex by Trustee
Thomas W. Lambeth 700 Yorkshire Road Winston-Salem, NC 27106 Birthdate: 1/35	Trustee, Chairman of the Board of Trustees	Indefinite, 8/92 – Present	From January 2001 to present, Senior Fellow, Z. Smith Reynolds Foundation; From 1978 to January 2001, Executive Director, Z. Smith Reynolds Foundation.	31

Drew T. Kagan Montecito Advisors, Inc. 810 N. Jefferson St., Ste 101. Lewisburg, WV 24901 Birthdate: 2/48	Trustee	Indefinite, 8/00 – Present	From December 2003 to present, President and Director, Montecito Advisors, Inc; from March 1996 to December 2003, President, Investment Affiliate, Inc.	31

Laura C. Bingham Peace College Office of the President 15 East Peace Street Raleigh, NC 27604-1194 Birthdate: 11/56	Trustee	Indefinite, 2/01 – Present	From July 1998 to present, President of Peace College.	31

Douglas R. Van Scoy 841 Middle St. Sullivans Island, SC 26481 Birthday: 11/43	Trustee	Indefinite, 5/04 – Present	Retired; From November 1974 to July 2001, Deputy Director of Private Client Group and Senior Executive Vice President of Smith Barney (investment banking).	31

James L. Roberts 207 Highland Terrace Breckenridge, CO 80424 Birthday: 11/42	Trustee	Indefinite, 11/04 – Present	Retired; From January 1999 to December 2003 President, CEO and Director, Covest Bancshares, Inc.	31

The Funds Statement of Additional Information includes information about the Fund’s Trustees. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-453-7348.

The following table shows information for trustees who are “Interested Persons” of BB&T Funds as defined in the 1940 Act:

Name, Address and Birthdate	Position(s) Held with BB&T Funds	Term of Office/ Length of Time Served	Principal Occupation Outside the Past Five Years	Number of Portfolios Overseen in Complex by Trustee
*Kenneth L. Miller 200 W. Second Street, 16th Floor Winston-Salem, NC 27101 Birthdate: 9/46	Trustee	Indefinite, 11/03 – Present	From August 1997 to present, Executive Vice President, Branch Banking and Trust Company; Employee of Branch Banking and Trust Company since 1989.	31

*	Mr. Miller is treated by the Fund as an “interested person” (as defined in Section 2(a)(1a) of the 1940 Act) of the Fund. Mr. Miller is an “interested person” because he owns shares of BB&T Corporation and is an Executive Vice President of Branch Banking and Trust Company, the parent of the Adviser.

The following table shows information for officers of BB&T Funds:

Name and Birthdate	Position(s) Held with BB&T Funds	Term of Office/ Length of Time Served	Principal Occupation During the Past Five Years
Keith F. Karlawish Birthdate: 8/64	President	Indefinite, 2/05 – Present	From May 2002 to present, President, BB&T Asset Management, Inc.; from 1996 to 2002, Senior Vice President and Director of Fixed Income, BB&T Asset Management, Inc.

E.G. Purcell, III Birthdate: 1/55	Vice President	Indefinite, 11/00 – Present	From 1995 to present, Senior Vice President, BB&T Asset Management, Inc. and its predecessors

Name and Birthdate	Position(s) Held with BB&T Funds	Term of Office/ Length of Time Served	Principal Occupation During the Past Five Years

James T. Gillespie Birthdate: 11/66	Vice President	Indefinite, 5/02 – Present	From February 2005 to present, Vice President of BB&T Asset Management; from 1992 to 2005, Director, BISYS Fund Services

Todd M. Miller Birthdate: 9/71	Vice President	Indefinite, 8/05 – Present	From June 2005 to Present, Mutual Fund Administrator, BB&T Asset Management; from May 1993 to May 2005, Manager, BISYS Fund Services

C. David Bunstine Birthdate: 7/65	Secretary	Indefinite, 5/05 – Present	From December 1987 to present, Vice President, BISYS Fund Services

Troy A. Sheets Birthdate: 5/71	Treasurer	Indefinite, 5/02 – Present	From April 2002 to present, Vice President, BISYS Fund Services; from September 1993 to April 2002, Senior Manager, KPMG LLP

Christopher E. Sabato Birthdate: 12/68	Assistant Treasurer	Indefinite 11/02 – Present	From February 1993 to present, Director, BISYS Fund Services

Alaina V. Metz Birthdate: 4/67	Assistant Secretary	Indefinite, 9/95 – present	From June 1995 to present, Vice President of BISYS Fund Services.

Rodney Ruchle Birthdate: 4/68	Anti-Money Laundering Officer & Chief Compliance Officer	Indefinite 2/06 – Present	From August 1995 to present, Fund Compliance Officer, BISYS Fund Services.

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2005

Common Stocks (99.13%):
Security	Shares	Value
Advertising (0.17%):
Interpublic Group of Companies Inc.(1)(2)	90,464	$872,978
Omnicom Group Inc.(2)	38,342	3,264,054

		4,137,032

Aerospace & Defense (1.94%):
Boeing Co. (The)	171,213	12,026,000
General Dynamics Corp.	42,588	4,857,161
Goodrich (B.F.) Co.	25,866	1,063,093
L-3 Communications Holdings Inc.(2)	25,357	1,885,293
Lockheed Martin Corp.	75,953	4,832,889
Northrop Grumman Corp.(2)	75,252	4,523,398
Raytheon Co.	94,956	3,812,483
Rockwell Collins Inc.	36,857	1,712,745
United Technologies Corp.	216,045	12,079,076

		46,792,138

Agriculture (1.82%):
Altria Group Inc.	441,116	32,960,188
Archer-Daniels-Midland Co.	138,104	3,405,645
Monsanto Co.	56,792	4,403,084
Reynolds American Inc.	18,240	1,738,819
UST Inc.(2)	34,548	1,410,595

		43,918,331

Airlines (0.10%):
Southwest Airlines Co.	147,896	2,429,931

		2,429,931

Apparel (0.39%):
Coach Inc.(1)	80,321	2,677,902
Jones Apparel Group Inc.	25,021	768,645
Liz Claiborne Inc.(2)	22,513	806,416
Nike Inc. Class B	40,410	3,507,184
Reebok International Ltd.	11,367	661,900
VF Corp.	19,056	1,054,559

		9,476,606

Auto Manufacturers (0.34%):
Ford Motor Co.(2)	392,715	3,031,760
General Motors Corp.(2)	119,501	2,320,709
Navistar International Corp.(1)(2)	13,503	386,456
PACCAR Inc.	36,030	2,494,357

		8,233,282

Auto Parts & Equipment (0.17%):
Cooper Tire & Rubber Co.(2)	13,285	203,526
Dana Corp.(2)	31,195	223,980
Goodyear Tire & Rubber Co. (The)(1)	36,965	642,452
Johnson Controls Inc.(2)	40,789	2,973,926

		4,043,884

Banks (6.26%):
AmSouth Bancorp.(2)	73,737	1,932,647
Bank of America Corp.	850,776	39,263,312
Bank of New York Co. Inc. (The)	163,568	5,209,641
BB&T Corp.(2)	115,183	4,827,320
Comerica Inc.	35,206	1,998,293
Compass Bancshares Inc.	26,244	1,267,323
Fifth Third Bancorp	117,382	4,427,649
First Horizon National Corp.	26,516	1,019,275
Huntington Bancshares Inc.	48,471	1,151,186

Common Stocks, continued
Security	Shares	Value
Banks, continued
KeyCorp	86,202	$2,838,632
M&T Bank Corp.	17,014	1,855,377
Marshall & Ilsley Corp.	44,151	1,900,259
Mellon Financial Corp.	88,384	3,027,152
National City Corp.(2)	117,128	3,931,987
North Fork Bancorp Inc.(2)	100,740	2,756,246
Northern Trust Corp.	39,527	2,048,289
PNC Financial Services Group	61,807	3,821,527
Regions Financial Corp.	96,998	3,313,452
State Street Corp.	69,682	3,863,170
SunTrust Banks Inc.	76,478	5,564,539
Synovus Financial Corp.	65,920	1,780,499
U.S. Bancorp	385,244	11,514,943
Wachovia Corp.	329,375	17,410,763
Wells Fargo & Co.	354,505	22,273,549
Zions Bancorporation	22,022	1,663,982

		150,661,012

Beverages (2.11%):
Anheuser-Busch Companies Inc.	164,327	7,059,488
Brown-Forman Corp. Class B(2)	17,770	1,231,816
Coca-Cola Co. (The)	438,666	17,682,626
Coca-Cola Enterprises Inc.	64,799	1,242,197
Constellation Brands Inc.(1)	41,404	1,086,027
Molson Coors Brewing Co. Class B	12,145	813,594
Pepsi Bottling Group Inc.	29,465	842,994
PepsiCo Inc.	351,755	20,781,685

		50,740,427

Biotechnology (1.30%):
Amgen Inc.(1)	261,435	20,616,764
Biogen Idec Inc.(1)	71,755	3,252,654
Chiron Corp.(1)	23,446	1,042,409
Genzyme Corp.(1)	54,613	3,865,508
MedImmune Inc.(1)	51,935	1,818,764
Millipore Corp.(1)	10,926	721,553

		31,317,652

Building Materials (0.24%):
American Standard Companies Inc.	38,585	1,541,471
Masco Corp.	90,195	2,722,987
Vulcan Materials Co.	21,506	1,457,031

		5,721,489

Chemicals (1.41%):
Air Products & Chemicals Inc.(2)	47,193	2,793,354
Ashland Inc.	15,416	892,586
Dow Chemical Co. (The)(2)	204,332	8,953,828
Du Pont (E.I.) de Nemours and Co.	194,632	8,271,860
Eastman Chemical Co.	17,126	883,530
Ecolab Inc.	39,397	1,428,929
Engelhard Corp.(2)	25,165	758,725
Hercules Inc.(1)	23,272	262,974
International Flavors & Fragrances Inc.	17,485	585,747
PPG Industries Inc.(2)	35,603	2,061,414
Praxair Inc.	68,157	3,609,595
Rohm & Haas Co.	30,762	1,489,496
Sherwin-Williams Co. (The)(2)	24,062	1,092,896
Sigma-Aldrich Corp.(2)	14,283	903,971

		33,988,905

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2005

Common Stocks, continued
Security	Shares	Value
Commercial Services (0.87%):
Apollo Group Inc. Class A(1)	31,013	$1,875,046
Block (H & R) Inc.	69,124	1,696,994
Cendant Corp.	217,772	3,756,567
Convergys Corp.(1)(2)	29,374	465,578
Donnelley (R.R.) & Sons Co.	45,836	1,568,050
Equifax Inc.	27,323	1,038,820
McKesson Corp.(2)	65,053	3,356,084
Moody’s Corp.(2)	52,772	3,241,256
Paychex Inc.	70,944	2,704,385
Robert Half International Inc.(2)	35,903	1,360,365

		21,063,145

Computers (3.90%):
Affiliated Computer Services Inc. Class A(1)	26,401	1,562,411
Apple Computer Inc. (1)	178,467	12,829,993
Computer Sciences Corp.(1)	39,056	1,977,796
Dell Inc.(1)	499,035	14,966,060
Electronic Data Systems Corp.	110,202	2,649,256
EMC Corp.(1)	507,428	6,911,169
Gateway Inc.(1)(2)	60,571	152,033
Hewlett-Packard Co.	606,794	17,372,512
International Business Machines Corp.	334,814	27,521,711
Lexmark International Inc.(1)	24,844	1,113,757
NCR Corp.(1)	39,034	1,324,814
Network Appliance Inc.(1)	78,602	2,122,254
Sun Microsystems Inc.(1)	721,784	3,024,275
Unisys Corp.(1)	71,074	414,361

		93,942,402

Cosmetics & Personal Care (2.10%):
Alberto-Culver Co.	16,259	743,849
Avon Products Inc.	97,541	2,784,796
Colgate-Palmolive Co.	109,639	6,013,699
Procter & Gamble Co.	710,376	41,116,563

		50,658,907

Distribution & Wholesale (0.12%):
Genuine Parts Co.	36,608	1,607,823
Grainger (W.W.) Inc.	16,278	1,157,366

		2,765,189

Diversified Financial Services (8.33%):
American Express Co.	262,951	13,531,458
Ameriprise Financial Inc.	52,348	2,146,268
Bear Stearns Companies Inc. (The)	23,944	2,766,250
Capital One Financial Corp.	63,376	5,475,686
CIT Group Inc.	42,563	2,203,912
Citigroup Inc.	1,072,143	52,031,100
Countrywide Financial Corp.	126,331	4,319,257
E*TRADE Financial Corp.(1)(2)	86,325	1,800,739
Federal Home Loan Mortgage Corp.	146,300	9,560,705
Federal National Mortgage Association	204,931	10,002,682
Federated Investors Inc. Class B	18,262	676,424
Franklin Resources Inc.	31,579	2,968,742
Goldman Sachs Group Inc. (The)	95,609	12,210,225
Janus Capital Group Inc.(2)	46,341	863,333

Common Stocks, continued
Security	Shares	Value
Diversified Financial Services, continued
JP Morgan Chase & Co.	741,202	$29,418,307
Lehman Brothers Holdings Inc.	56,858	7,287,490
MBNA Corp.	265,666	7,212,832
Merrill Lynch & Co. Inc.	194,885	13,199,561
Morgan Stanley	228,602	12,970,877
Rowe (T.) Price Group Inc.	27,595	1,987,668
Schwab (Charles) Corp. (The)	219,355	3,217,938
SLM Corp.	88,290	4,863,896

		200,715,350

Electric (3.08%):
AES Corp. (The)(1)(2)	137,955	2,183,828
Allegheny Energy Inc.(1)	34,279	1,084,930
Ameren Corp.(2)	43,145	2,210,750
American Electric Power Co. Inc.(2)	83,225	3,086,815
CenterPoint Energy Inc.	65,171	837,447
Cinergy Corp.	42,087	1,787,014
CMS Energy Corp.(1)	46,135	669,419
Consolidated Edison Inc.(2)	51,748	2,397,485
Constellation Energy Group Inc.	37,700	2,171,520
Dominion Resources Inc.(2)	73,493	5,673,660
DTE Energy Co.(2)	37,516	1,620,316
Duke Energy Corp.(2)	196,273	5,387,694
Edison International	68,880	3,003,857
Entergy Corp.	43,954	3,017,442
Exelon Corp.	141,393	7,513,624
FirstEnergy Corp.	69,740	3,416,563
FPL Group Inc.	83,496	3,470,094
PG&E Corp.(2)	72,506	2,691,423
Pinnacle West Capital Corp.(2)	20,809	860,452
PPL Corp.	80,307	2,361,026
Progress Energy Inc.(2)	53,163	2,334,919
Public Service Enterprise Group Inc.	53,009	3,443,995
Southern Co. (The)(2)	157,428	5,435,989
TECO Energy Inc.(2)	43,692	750,629
TXU Corp.	102,168	5,127,812
Xcel Energy Inc.(2)	84,985	1,568,823

		74,107,526

Electrical Components & Equipment (0.34%):
American Power Conversion Corp.	36,937	812,614
Emerson Electric Co.	87,085	6,505,249
Molex Inc.(2)	30,864	800,921

		8,118,784

Electronics (0.49%):
Agilent Technologies Inc.(1)	86,903	2,893,001
Applera Corp. — Applied Biosystems Group	40,262	1,069,359
Fisher Scientific International Inc.(1)	25,871	1,600,380
Jabil Circuit Inc.(1)	37,083	1,375,408
PerkinElmer Inc.	27,412	645,827
Sanmina-SCI Corp.(1)	109,718	467,399
Solectron Corp.(1)	196,887	720,606
Symbol Technologies Inc.	52,579	674,063
Tektronix Inc.	18,107	510,798
Thermo Electron Corp.(1)	34,130	1,028,337
Waters Corp.(1)	23,757	898,015

		11,883,193

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2005

Common Stocks, continued
Security	Shares	Value
Engineering & Construction (0.06%):
Fluor Corp.	18,302	$1,414,013

		1,414,013

Entertainment (0.09%):
International Game Technology Inc.(2)	71,766	2,208,957

		2,208,957

Environmental Control (0.17%):
Allied Waste Industries Inc.(1)(2)	47,565	415,718
Waste Management Inc.	117,317	3,560,571

		3,976,289

Food (1.47%):
Albertson’s Inc.	77,836	1,661,799
Campbell Soup Co.	39,798	1,184,786
ConAgra Foods Inc.	109,595	2,222,587
General Mills Inc.	75,518	3,724,548
Heinz (H.J.) Co.	71,259	2,402,853
Hershey Co. (The)(2)	38,580	2,131,545
Kellogg Co.	54,567	2,358,386
Kroger Co.(1)	153,213	2,892,661
McCormick & Co. Inc. NVS(2)	28,126	869,656
Safeway Inc.(2)	94,901	2,245,358
Sara Lee Corp.	161,598	3,054,202
SUPERVALU Inc.	28,633	930,000
Sysco Corp.	131,802	4,092,452
Tyson Foods Inc. Class A(2)	52,902	904,624
Whole Foods Market Inc.	29,146	2,255,609
Wrigley (William Jr.) Co.(2)	38,191	2,539,320

		35,470,386

Forest Products & Paper (0.46%):
International Paper Co.(2)	103,715	3,485,861
Louisiana-Pacific Corp.(2)	22,787	625,959
MeadWestvaco Corp.	38,657	1,083,556
Plum Creek Timber Co. Inc.	38,807	1,398,992
Temple-Inland Inc.	23,700	1,062,945
Weyerhaeuser Co.(2)	51,607	3,423,608

		11,080,921

Gas (0.23%):
KeySpan Corp.	36,737	1,311,144
Nicor Inc.(2)	9,189	361,220
NiSource Inc.(2)	57,433	1,198,052
Peoples Energy Corp.(2)	7,893	276,808
Sempra Energy	54,318	2,435,619

		5,582,843

Hand & Machine Tools (0.11%):
Black & Decker Corp.	16,757	1,457,189
Snap-On Inc.(2)	12,087	453,988
Stanley Works (The)	15,628	750,769

		2,661,946

Health Care — Products (3.48%):
Bard (C.R.) Inc.	22,135	1,459,139
Bausch & Lomb Inc.	11,305	767,609
Baxter International Inc.	131,948	4,967,842
Becton, Dickinson & Co.	53,281	3,201,122
Biomet Inc.	52,586	1,923,070
Boston Scientific Corp.(1)	125,496	3,073,397

Common Stocks, continued
Security	Shares	Value
Health Care — Products, continued
Guidant Corp.	70,194	$4,545,061
Johnson & Johnson	630,210	37,875,621
Medtronic Inc.	256,163	14,747,304
Patterson Companies Inc.(1)	29,090	971,606
St. Jude Medical Inc.(1)	77,531	3,892,056
Stryker Corp.	61,762	2,744,086
Zimmer Holdings Inc.(1)	52,395	3,533,519

		83,701,432

Health Care — Services (2.04%):
Aetna Inc.	60,725	5,726,975
Coventry Health Care Inc.(1)(2)	34,298	1,953,614
HCA Inc.	89,683	4,528,991
Health Management Associates Inc. Class A	52,067	1,143,391
Humana Inc.(1)	34,343	1,865,855
Laboratory Corp. of America Holdings(1)	28,381	1,528,317
Manor Care Inc.(2)	16,582	659,466
Quest Diagnostics Inc.	35,342	1,819,406
Tenet Healthcare Corp.(1)(2)	98,616	755,399
UnitedHealth Group Inc.	288,821	17,947,337
WellPoint Inc.(1)	139,789	11,153,764

		49,082,515

Home Builders (0.36%):
Centex Corp.(2)	27,000	1,930,230
Horton (D.R.) Inc.	57,488	2,054,046
KB Home	16,670	1,211,242
Lennar Corp. Class A	28,984	1,768,604
Pulte Homes Inc.(2)	45,738	1,800,248

		8,764,370

Home Furnishings (0.06%):
Maytag Corp.	16,562	311,697
Whirlpool Corp.(2)	14,211	1,190,313

		1,502,010

Household Products & Wares (0.47%):
Avery Dennison Corp.(2)	23,279	1,286,630
Clorox Co. (The)	31,964	1,818,432
Fortune Brands Inc.	30,865	2,408,087
Kimberly-Clark Corp.	99,194	5,916,922

		11,430,071

Housewares (0.06%):
Newell Rubbermaid Inc.	58,078	1,381,095

		1,381,095

Insurance (5.15%):
ACE Ltd.	68,165	3,642,738
AFLAC Inc.	105,869	4,914,439
Allstate Corp. (The)	137,654	7,442,952
Ambac Financial Group Inc.(2)	22,443	1,729,458
American International Group Inc.	549,850	37,516,266
AON Corp.	67,609	2,430,544
Chubb Corp.	42,284	4,129,033
CIGNA Corp.	26,757	2,988,757
Cincinnati Financial Corp.	36,861	1,646,949
Genworth Financial Inc. Class A	79,594	2,752,361
Hartford Financial Services Group Inc.	63,563	5,459,426

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2005

Common Stocks, continued
Security	Shares	Value
Insurance, continued
Jefferson-Pilot Corp.	28,328	$1,612,713
Lincoln National Corp.(2)	36,569	1,939,254
Loews Corp.	28,847	2,736,138
Marsh & McLennan Companies Inc.	115,189	3,658,403
MBIA Inc.(2)	28,288	1,701,806
MetLife Inc.	160,309	7,855,141
MGIC Investment Corp.(2)	19,410	1,277,566
Principal Financial Group Inc.(2)	59,512	2,822,654
Progressive Corp. (The)	41,735	4,873,813
Prudential Financial Inc.	107,158	7,842,894
SAFECO Corp.	26,385	1,490,752
St. Paul Travelers Companies Inc.	146,558	6,546,746
Torchmark Corp.(2)	21,911	1,218,252
UNUMProvident Corp.(2)	62,820	1,429,155
XL Capital Ltd. Class A(2)	36,839	2,482,212

		124,140,422

Internet (1.21%):
Amazon.com Inc.(1)	64,841	3,057,253
eBay Inc.(1)	241,998	10,466,413
Monster Worldwide Inc.(1)(2)	25,908	1,057,565
Symantec Corp.(1)	228,741	4,002,967
Yahoo! Inc.(1)	267,363	10,475,282

		29,059,480

Iron & Steel (0.17%):
Allegheny Technologies Inc.	18,373	662,898
Nucor Corp.	33,157	2,212,235
United States Steel Corp.(2)	23,984	1,152,911

		4,028,044

Leisure Time (0.39%):
Brunswick Corp.	20,402	829,545
Carnival Corp.	91,666	4,901,381
Harley-Davidson Inc.(2)	58,359	3,004,905
Sabre Holdings Corp.	27,509	663,242

		9,399,073

Lodging (0.41%):
Harrah’s Entertainment Inc.	38,833	2,768,405
Hilton Hotels Corp.	70,038	1,688,616
Marriott International Inc. Class A	35,057	2,347,767
Starwood Hotels & Resorts Worldwide Inc.(2)	46,341	2,959,336

		9,764,124

Machinery (0.62%):
Caterpillar Inc.(2)	144,001	8,318,938
Cummins Inc.(2)	9,840	882,943
Deere & Co.	51,108	3,480,966
Rockwell Automation Inc.	38,157	2,257,368

		14,940,215

Manufacturing (5.54%):
Cooper Industries Ltd.	19,465	1,420,945
Danaher Corp.(2)	50,476	2,815,551
Dover Corp.	42,770	1,731,757
Eastman Kodak Co.(2)	60,560	1,417,104
Eaton Corp.	31,247	2,096,361
General Electric Co.	2,238,563	78,461,633

Common Stocks, continued
Security	Shares	Value
Manufacturing, continued
Honeywell International Inc.	178,888	$6,663,578
Illinois Tool Works Inc.	43,520	3,829,325
Ingersoll-Rand Co. Class A	70,397	2,841,927
ITT Industries Inc.(2)	19,515	2,006,532
Leggett & Platt Inc.(2)	39,481	906,484
Pall Corp.	26,133	701,932
Parker Hannifin Corp.	25,272	1,666,941
Textron Inc.	28,149	2,166,910
3M Co.	161,171	12,490,752
Tyco International Ltd.(2)	426,863	12,319,266

		133,536,998

Media (3.12%):
Clear Channel Communications Inc.(2)	114,336	3,595,867
Comcast Corp. Class A(1)	460,555	11,956,008
Dow Jones & Co. Inc.	12,839	455,656
Gannett Co. Inc.	51,026	3,090,645
Knight Ridder Inc.(2)	14,592	923,674
McGraw-Hill Companies Inc. (The)	79,298	4,094,156
Meredith Corp.	9,114	477,027
New York Times Co. Class A(2)	30,489	806,434
News Corp. Class A	516,336	8,029,025
Scripps (E.W.) Co. Class A	18,018	865,224
Time Warner Inc.	988,595	17,241,097
Tribune Co.	55,864	1,690,445
Univision Communications Inc. Class A(1)	47,767	1,403,872
Viacom Inc. Class B	327,796	10,686,150
Walt Disney Co. (The)	408,061	9,781,222

		75,096,502

Mining (0.65%):
Alcoa Inc.	184,130	5,444,724
Freeport-McMoRan Copper & Gold Inc.	38,861	2,090,722
Newmont Mining Corp.(2)	94,521	5,047,421
Phelps Dodge Corp.	21,464	3,088,026

		15,670,893

Office & Business Equipment (0.21%):
Pitney Bowes Inc.(2)	48,165	2,034,971
Xerox Corp.(1)(2)	203,014	2,974,155

		5,009,126

Oil & Gas (7.67%):
Amerada Hess Corp.	17,026	2,159,237
Anadarko Petroleum Corp.	50,187	4,755,218
Apache Corp.	69,673	4,773,994
Burlington Resources Inc.	80,239	6,916,602
Chevron Corp.	475,547	26,996,803
ConocoPhillips	293,875	17,097,647
Devon Energy Corp.	94,317	5,898,585
EOG Resources Inc.	51,098	3,749,060
Exxon Mobil Corp.	1,318,606	74,066,099
Kerr-McGee Corp.(2)	24,501	2,226,161
Marathon Oil Corp.(2)	77,538	4,727,492
Murphy Oil Corp.(2)	34,858	1,881,983
Nabors Industries Ltd.(1)	33,390	2,529,293

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2005

Common Stocks, continued
Security	Shares	Value
Oil & Gas, continued
Noble Corp.	28,914	$2,039,594
Occidental Petroleum Corp.	85,091	6,797,069
Rowan Companies Inc.	22,973	818,758
Sunoco Inc.	28,750	2,253,425
Transocean Inc.(1)(2)	69,835	4,866,801
Valero Energy Corp.	130,310	6,723,996
XTO Energy Inc.(2)	76,802	3,374,680

		184,652,497

Oil & Gas Services (1.28%):
Baker Hughes Inc.	72,316	4,395,366
BJ Services Co.	68,117	2,497,850
Halliburton Co.	108,553	6,725,944
National Oilwell Varco Inc.(1)	36,821	2,308,677
Schlumberger Ltd.(2)	124,747	12,119,171
Weatherford International Ltd.(1)(2)	73,466	2,659,469

		30,706,477

Packaging & Containers (0.13%):
Ball Corp.	22,349	887,702
Bemis Co. Inc.	22,374	623,563
Pactiv Corp.(1)	30,929	680,438
Sealed Air Corp.(1)	17,361	975,167

		3,166,870

Pharmaceuticals (5.86%):
Abbott Laboratories	328,494	12,952,518
Allergan Inc.	27,819	3,003,339
AmerisourceBergen Corp.	44,006	1,821,848
Bristol-Myers Squibb Co.(2)	414,223	9,518,845
Cardinal Health Inc.	90,628	6,230,675
Caremark Rx Inc.(1)	95,163	4,928,492
Express Scripts Inc.(1)	30,993	2,597,213
Forest Laboratories Inc.(1)	71,598	2,912,607
Gilead Sciences Inc.(1)	96,887	5,099,163
Hospira Inc.(1)	33,918	1,451,012
King Pharmaceuticals Inc.(1)	50,799	859,519
Lilly (Eli) & Co.	240,701	13,621,270
Medco Health Solutions Inc.(1)	65,040	3,629,232
Merck & Co. Inc.	463,093	14,730,988
Mylan Laboratories Inc.	45,974	917,641
Pfizer Inc.	1,561,541	36,415,136
Schering-Plough Corp.	312,777	6,521,400
Watson Pharmaceuticals Inc.(1)	21,838	709,953
Wyeth	284,239	13,094,891

		141,015,742

Pipelines (0.28%):
Dynegy Inc. Class A(1)(2)	65,377	316,425
El Paso Corp.	139,119	1,691,687
Kinder Morgan Inc.	22,221	2,043,221
Williams Companies Inc.	121,120	2,806,350

		6,857,683

Real Estate Investment Trusts (0.68%):
Apartment Investment & Management Co. Class A	20,092	760,884
Archstone-Smith Trust(2)	44,750	1,874,578
Equity Office Properties Trust	86,470	2,622,635
Equity Residential(2)	60,881	2,381,665
ProLogis	51,852	2,422,525

Common Stocks, continued
Security	Shares	Value
Real Estate Investment Trusts, continued
Public Storage Inc.	17,690	$1,197,967
Simon Property Group Inc.	39,415	3,020,371
Vornado Realty Trust(2)	24,931	2,080,991

		16,361,616

Retail (5.90%):
AutoNation Inc.(1)	38,912	845,558
AutoZone Inc.(1)	11,826	1,085,036
Bed Bath & Beyond Inc.(1)	62,729	2,267,653
Best Buy Co. Inc.	86,442	3,758,498
Big Lots Inc.(1)(2)	23,994	288,168
Circuit City Stores Inc.	33,746	762,322
Costco Wholesale Corp.(2)	100,275	4,960,604
CVS Corp.(2)	172,266	4,551,268
Darden Restaurants Inc.(2)	28,097	1,092,411
Dillard’s Inc. Class A(2)	13,546	336,212
Dollar General Corp.	67,445	1,286,176
Family Dollar Stores Inc.(2)	33,427	828,655
Federated Department Stores Inc.	57,569	3,818,552
Gap Inc. (The)	122,270	2,156,843
Home Depot Inc.	450,380	18,231,382
Kohl’s Corp.(1)	72,892	3,542,551
Limited Brands Inc.(2)	74,303	1,660,672
Lowe’s Companies Inc.(2)	165,570	11,036,896
McDonald’s Corp.	266,465	8,985,200
Nordstrom Inc.(2)	46,647	1,744,598
Office Depot Inc.(1)(2)	65,852	2,067,753
OfficeMax Inc.	14,754	374,161
Penney (J.C.) Co. Inc.	49,429	2,748,252
RadioShack Corp.	28,224	593,551
Sears Holdings Corp.(1)	21,245	2,454,435
Staples Inc.	154,808	3,515,690
Starbucks Corp.(1)	162,598	4,879,566
Target Corp.	186,504	10,252,125
Tiffany & Co.	29,961	1,147,207
TJX Companies Inc.(2)	98,064	2,278,027
Walgreen Co.	214,699	9,502,578
Wal-Mart Stores Inc.	529,153	24,764,360
Wendy’s International Inc.	24,500	1,353,870
Yum! Brands Inc.	60,074	2,816,269

		141,987,099

Savings & Loans (0.60%):
Golden West Financial Corp.(2)	54,176	3,575,616
Sovereign Bancorp Inc.	76,079	1,644,828
Washington Mutual Inc.	209,339	9,106,247

		14,326,691

Semiconductors (3.22%):
Advanced Micro Devices Inc.(1)	85,355	2,611,863
Altera Corp.(1)	77,420	1,434,593
Analog Devices Inc.(2)	78,042	2,799,367
Applied Materials Inc.	343,397	6,160,542
Applied Micro Circuits Corp.(1)	65,253	167,700
Broadcom Corp. Class A(1)(2)	61,130	2,882,280
Freescale Semiconductor Inc. Class B(1)	86,687	2,181,912
Intel Corp.	1,277,883	31,895,960
KLA-Tencor Corp.(2)	41,691	2,056,617
Linear Technology Corp.	64,593	2,329,870

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2005

Common Stocks, continued
Security	Shares	Value
Semiconductors, continued
LSI Logic Corp.(1)	82,159	$657,272
Maxim Integrated Products Inc.	69,271	2,510,381
Micron Technology Inc.(1)	130,412	1,735,784
National Semiconductor Corp.(2)	72,560	1,885,109
Novellus Systems Inc.(1)	28,748	693,402
NVIDIA Corp.(1)	36,076	1,318,939
PMC-Sierra Inc.(1)	37,852	291,839
QLogic Corp.(1)	16,984	552,150
Teradyne Inc.(1)	41,257	601,114
Texas Instruments Inc.	343,162	11,005,205
Xilinx Inc.	73,585	1,855,078

		77,626,977

Software (4.00%):
Adobe Systems Inc.	127,179	4,700,536
Autodesk Inc.	48,737	2,093,254
Automatic Data Processing Inc.	122,296	5,612,163
BMC Software Inc.(1)	45,946	941,434
Citrix Systems Inc.(1)	37,101	1,067,767
Computer Associates International Inc.(2)	97,640	2,752,472
Compuware Corp.(1)	81,304	729,297
Electronic Arts Inc.(1)	63,913	3,343,289
First Data Corp.	162,166	6,974,760
Fiserv Inc.(1)	39,373	1,703,670
IMS Health Inc.	48,807	1,216,270
Intuit Inc.(1)	37,712	2,010,050
Mercury Interactive Corp.(1)(2)	18,123	503,638
Microsoft Corp.	1,940,090	50,733,354
Novell Inc.(1)	80,109	707,362
Oracle Corp.(1)	797,508	9,737,573
Parametric Technology Corp.(1)	56,621	345,388
Siebel Systems Inc.(2)	111,425	1,178,877

		96,351,154

Telecommunications (5.66%):
ADC Telecommunications Inc.(1)	24,377	544,582
Alltel Corp.	81,022	5,112,488
Andrew Corp.(1)	33,783	362,492
AT&T Inc.	828,177	20,282,055
Avaya Inc.(1)	89,879	959,009
BellSouth Corp.	387,190	10,492,849
CenturyTel Inc.(2)	27,546	913,425
CIENA Corp.(1)	119,960	356,281
Cisco Systems Inc.(1)	1,302,172	22,293,185
Citizens Communications Co.	71,691	876,781
Comverse Technology Inc.(1)	42,545	1,131,272
Corning Inc.(1)(2)	322,561	6,341,549
JDS Uniphase Corp.(1)	347,446	819,973
Lucent Technologies Inc.(1)(2)	939,177	2,498,211
Motorola Inc.	527,436	11,914,779
QUALCOMM Inc.	348,216	15,001,145
Qwest Communications International Inc.(1)	327,938	1,852,850
Scientific-Atlanta Inc.	32,372	1,394,262
Sprint Nextel Corp.	625,708	14,616,539
Tellabs Inc.(1)	94,365	1,028,579
Verizon Communications Inc.	585,610	17,638,573

		136,430,879

Common Stocks, continued
Security	Shares	Value
Textiles (0.05%):
Cintas Corp.	29,466	$1,213,410

		1,213,410

Toys, Games & Hobbies (0.09%):
Hasbro Inc.	37,518	757,113
Mattel Inc.(2)	85,357	1,350,348

		2,107,461

Transportation (1.70%):
Burlington Northern Santa Fe Corp.	79,014	5,595,771
CSX Corp.	45,883	2,329,480
FedEx Corp.	64,136	6,631,021
Norfolk Southern Corp.	85,949	3,853,094
Ryder System Inc.	13,427	550,776
Union Pacific Corp.	56,042	4,511,941
United Parcel Service Inc. Class B	233,726	17,564,508

		41,036,591

Total Common Stocks (Cost: $2,335,276,700)		2,387,458,057

Short-Term Investments (8.41%):
Security	Principal	Value
Certificates of Deposit(3) (0.36%):
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$482,541	482,543
Credit Suisse First Boston NY
4.03%, 01/04/06	482,541	482,541
First Tennessee Bank
4.18%, 01/26/06	149,588	149,580
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,447,622	1,447,623
Toronto-Dominion Bank
3.94%, 07/10/06	482,541	482,541
Wells Fargo Bank N.A.
4.26% - 4.78%, 01/09/06 - 12/05/06	4,149,850	4,149,842
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	1,447,622	1,447,630

		8,642,300

Commercial Paper(3) (1.76%):
Amstel Funding Corp.
3.91% - 4.40%, 01/04/06 - 05/08/06	2,943,498	2,929,026
Bryant Park Funding LLC
3.92%, 02/22/06	246,260	244,919
CAFCO LLC
4.19% - 4.23%, 01/27/06 - 02/06/06	2,074,925	2,067,649
CC USA Inc.
4.23%, 04/21/06	289,524	285,850
Charta LLC
4.25%, 01/26/06	723,811	721,846
Chesham Finance LLC
4.22% - 4.30%, 01/03/06 - 01/30/06	2,946,635	2,943,123

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2005

Short-Term Investments, continued
Security	Principal	Value
Commercial Paper, continued
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	$3,551,499	$3,539,698
Dorada Finance Inc.
3.76%, 01/26/06	96,508	96,276
Ebury Finance Ltd.
4.30%, 01/30/06	1,351,114	1,346,757
Edison Asset Securitization LLC
4.37%, 05/08/06	482,541	475,219
Ford Credit Auto Receivables
4.22% - 4.23%, 01/17/06	801,018	799,702
Ford Credit Floorplan Motown
4.05%, 01/06/06	1,930,163	1,929,511
Galaxy Funding Inc.
4.23%, 04/18/06	276,978	273,561
Gemini Securitization Corp.
4.25%, 01/30/06	482,541	481,003
Georgetown Funding Co. LLC
4.23% - 4.28%, 01/05/06 - 01/19/06	4,723,967	4,720,544
Giro Funding US Corp.
4.23% - 4.24%, 01/09/06 - 01/13/06	820,319	819,627
Grampian Funding LLC
3.84% - 4.41%, 01/31/06 - 05/15/06	1,447,622	1,436,937
HSBC PLC
3.88%, 02/03/06	289,524	288,557
Jupiter Securitization Corp.
4.23%, 01/24/06	337,778	336,945
Liberty Street Funding Corp.
4.23%, 01/04/06	386,033	385,987
Lockhart Funding LLC
4.01% - 4.30%, 01/04/06 - 01/23/06	1,196,701	1,195,231
Mortgage Interest Networking Trust
4.28% - 4.34%, 01/17/06 - 01/25/06	1,013,335	1,011,173
Nordea North America Inc.
4.16%, 04/04/06	1,013,335	1,002,680
Prudential Funding LLC
4.27%, 01/17/06	1,930,163	1,926,958
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	965,081	960,365
Sedna Finance Inc.
3.92%, 02/21/06	241,270	239,983
Sigma Finance Inc.
4.16%, 04/06/06	579,049	572,826
Solitaire Funding, Ltd.
4.24%, 01/23/06	2,367,634	2,362,057
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	258,816	258,785
Three Pillars Funding Corp.
4.03% - 4.27%, 01/03/06 - 01/17/06	3,075,927	3,075,196
Thunder Bay Funding Inc.
4.22%, 01/13/06	96,508	96,395

Short-Term Investments, continued
Security	Shares or Principal	Value
Commercial Paper, continued
Ticonderoga Funding LLC
4.27%, 01/05/06	$241,270	$241,213
Tulip Funding Corp.
4.25% - 4.28%, 01/03/06 - 01/31/06	3,396,720	3,388,212

		42,453,811

Loan Participations(3) (0.02%):
Army Air Force Exchange Service
4.24%, 02/01/06	482,541	482,541

		482,541

Medium-term Notes(3) (0.14%):
Dorada Finance Inc.
3.93%, 07/07/06	299,175	299,160
K2 USA LLC
3.94%, 07/07/06	579,049	579,034
Marshall & Ilsley Bank
5.18%, 12/15/06	965,081	968,230
Toronto-Dominion Bank
3.81%, 06/20/06	1,206,352	1,206,406
US Bank N.A.
2.85%, 11/15/06	193,016	189,941

		3,242,771

Money Market Funds (0.79%):
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 4.25%(4)(5)	19,124,728	19,124,728

		19,124,728

Repurchase Agreements(3) (0.84%):
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $4,827,750 and an effective yield of 4.37%.(6)	4,825,407	4,825,407
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $386,218 and an effective yield of 4.32%.(6)	386,033	386,033
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $7,724,374 and an effective yield of 4.34%.(7)	7,720,651	7,720,651
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $7,241,592 and an effective yield of 4.33%.(7)	7,238,110	7,238,110

		20,170,201

Time Deposits(3) (0.32%):
UBS AG
4.06%, 01/03/06	5,790,488	5,790,488
Wells Fargo Bank N.A.
4.00%, 01/03/06	1,999,465	1,999,465

		7,789,953

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2005

Short-Term Investments, continued
Security	Principal	Value
U.s. Treasury Obligations (0.07%):
U.S. Treasury Bill
3.89%, 03/23/06(8)(9)	$1,700,000	$1,685,281

		1,685,281

Variable & Floating Rate Notes(3) (4.11%):
Allstate Life Global Funding II
4.36% - 4.43%, 11/09/06 - 01/16/07(10)	3,392,261	3,393,090
American Express Bank
4.33% - 4.34%, 01/24/06 - 10/25/06	3,715,563	3,715,545
American Express Centurion Bank
4.33% - 4.34%, 06/29/06 - 07/19/06	1,592,384	1,592,385
American Express Credit Corp.
4.39%, 11/06/07	289,524	289,816
ASIF Global Financing
4.34% - 4.55%, 05/30/06 - 08/11/06(10)	3,136,514	3,137,829
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(10)	627,303	627,303
Bank of America N.A.
4.31%, 08/10/06	4,825,407	4,825,407
Bank of Ireland
4.34%, 12/20/06(10)	965,081	965,081
Bank of Nova Scotia
4.22%, 01/03/06	386,033	386,033
Beta Finance Inc.
4.29% - 4.33%, 04/25/06 - 06/09/06(10)	2,403,053	2,402,959
BMW US Capital LLC
4.34%, 12/15/06(10)	965,081	965,081
CC USA Inc.
4.32% - 4.35%, 03/23/06 - 07/14/06(10)	2,596,069	2,596,010
Commodore CDO Ltd.
4.56%, 06/13/06(10)	241,270	241,270
Credit Suisse First Boston NY
4.31%, 05/09/06	965,081	965,081
Credit Suisse New York
4.35%, 07/19/06	2,412,703	2,412,703
DEPFA Bank PLC
4.50%, 12/15/06	965,081	965,081
Descartes Funding Trust(10)
4.37%, 11/15/06	434,287	434,287
Dexia Credit Local
4.33%, 08/30/06	482,541	482,478
Dorada Finance Inc.
4.33% - 4.36%, 03/27/06 - 06/26/06(10)	1,534,479	1,534,508
Eli Lilly Services Inc.
4.26%, 09/01/06(10)	965,081	965,081
Fairway Finance Corp.
4.32% - 4.42%, 01/18/06 - 01/20/06	965,081	965,080
Fifth Third Bancorp.
4.35%, 11/22/06(10)	1,930,163	1,930,163

Short-Term Investments, continued
Security	Principal	Value
Variable & Floating Rate Notes, continued
Five Finance Inc.
4.34% - 4.37%, 02/27/06 - 06/26/06(10)	$675,557	$675,557
General Electric Capital Corp.
4.44%, 01/09/07	434,287	434,638
Greenwich Capital Holdings Inc.
4.25% - 4.32%, 02/10/06 - 03/02/06	723,811	723,811
Hartford Life Global Funding Trusts
4.36%, 02/17/07	965,081	965,081
HBOS Treasury Services PLC
4.32% - 4.57%, 01/10/06 - 10/24/06	2,895,244	2,895,243
Holmes Financing PLC
4.33%, 12/15/06(10)	2,653,974	2,653,974
HSBC Bank USA N.A.
4.27% - 4.39%, 05/04/06 - 08/03/06	820,319	820,509
K2 USA LLC
4.25% - 4.36%, 02/15/06 - 09/11/06(10)	2,798,736	2,798,627
Leafs LLC
4.37%, 01/20/06 - 02/21/06(10)	1,011,869	1,011,868
Links Finance LLC
4.32% - 4.40%, 01/20/06 - 03/15/06(10)	3,281,277	3,281,384
Lothian Mortgages PLC
4.37%, 01/24/06(10)	482,541	482,541
Marshall & Ilsley Bank
4.35% - 4.47%, 02/20/06 - 12/15/06	1,495,876	1,496,029
Metropolitan Life Global Funding I
4.31% - 4.55%, 08/28/06 - 01/05/07(10)	2,885,593	2,887,151
Mound Financing PLC
4.30%, 11/08/06(10)	1,930,163	1,930,163
Natexis Banques Populaires
4.35%, 01/12/07(10)	723,811	723,811
National City Bank (Ohio)
4.26%, 01/06/06	482,541	482,539
Nationwide Building Society
4.33% - 4.58%, 01/13/06 - 01/26/07(10)	3,570,801	3,570,925
Nordea Bank AB
4.34%, 12/11/06(10)	1,688,892	1,688,892
Nordea Bank PLC
4.23%, 10/02/06	579,049	578,948
Northern Rock PLC
4.32%, 11/03/06(10)	1,158,098	1,158,137
Permanent Financing PLC
4.32%, 03/10/06 - 06/12/06(10)	2,625,021	2,625,022
Pfizer Investment Capital PLC
4.33%, 12/15/06(10)	2,412,703	2,412,703
Principal Life Income Funding Trusts
4.29%, 05/10/06	723,811	723,822

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2005

Short-term Investments, continued
Security	Principal	Value
Variable & Floating Rate Notes, continued
Royal Bank of Scotland
4.32% - 4.33%, 06/27/06 - 08/30/06	$1,447,622	$1,447,461
Sedna Finance Inc.
4.33% - 4.34%, 01/10/06 - 09/20/06(10)	820,319	820,315
Sigma Finance Inc.
4.07% - 4.35%, 01/09/06 - 08/15/06(10)	2,036,322	2,036,298
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(10)	965,081	965,081
Societe Generale
4.26% - 4.32%, 03/30/06 - 01/02/07(10)	1,495,876	1,495,811
Strips III LLC
4.43%, 07/24/06(10)(11)	260,297	260,297
SunTrust Bank
4.19%, 04/28/06	1,447,622	1,447,622
Tango Finance Corp.
4.33% - 4.34%, 05/25/06 - 09/27/06(10)	2,152,131	2,151,984
Toyota Motor Credit Corp.
4.23% - 4.30%, 01/09/06 - 04/10/06	2,123,179	2,123,174
Unicredito Italiano SpA
4.43%, 06/14/06	1,254,606	1,254,408
Union Hamilton Special Funding LLC
4.52%, 03/28/06(10)	965,081	965,081
US Bank N.A.
4.31%, 09/29/06	434,287	434,203
Variable Funding Capital Corp.
4.29% - 4.32%, 02/16/06 - 03/13/06	3,136,514	3,136,514
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(10)	1,991,323	1,991,323
Wells Fargo & Co.
4.36%, 09/15/06(10)	482,541	482,573
WhistleJacket Capital LLC
4.33% - 4.35%, 01/17/06 - 07/28/06(10)	1,061,590	1,061,519
White Pine Finance LLC
4.32% - 4.37%, 01/13/06 - 06/20/06(10)	1,978,417	1,978,403
Winston Funding Ltd.
4.26%, 01/23/06(10)	689,068	689,068
World Savings Bank
4.29%, 03/09/06	1,447,622	1,447,608

		99,002,389

Total Short-term Investments (Cost: $202,593,572)		202,593,975

Total Investments in Securities (107.54%) (Cost: $2,537,870,272)		2,590,052,032

Other Assets, Less Liabilities (-7.54%)		(181,526,382)

Net Assets (100.00%)		$2,408,525,650

NVS Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of index futures contracts. See Note 1.
(10)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(11)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

As of December 31, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (03/17/06)	364	$22,837,360	$(377,277)

			$(377,277)

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio	Portfolio Allocation December 31, 2005 (Unaudited)

Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$518,398,608	21.52%
Financial	506,205,091	21.02
Industrial	273,248,526	11.34
Technology	272,929,659	11.33
Communications	244,723,893	10.16
Energy	222,216,657	9.23
Consumer Cyclical	205,276,491	8.53
Utilities	79,690,369	3.31
Basic Materials	64,768,763	2.69
Futures Contracts	(377,277)	(0.02)
Short-Term and Other Net Assets	21,444,870	0.89

TOTAL	$2,408,525,650	100.00%

This table is not part of the financial statements.

S&P 500 Index Master Portfolio

Statement of Assets and Liabilities
December 31, 2005
Assets:
Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers (Cost: $2,518,745,544)	$2,570,927,304
Affiliated issuers(b) (Cost: $19,124,728)	19,124,728
Receivables:
Investment securities sold	168,514
Dividends and interest	3,308,631

Total Assets	2,593,529,177

Liabilities:
Payables:
Investment securities purchased	3,001,210
Due to broker — variation margin	114,653
Collateral for securities on loan (Note 4)	181,783,966
Investment advisory fees (Note 2)	103,698

Total Liabilities	185,003,527

Net Assets	$2,408,525,650

(a)	Securities on loan with market value of $175,893,005. See Note 4.
(b)	The Master Portfolio’s investment adviser is an affiliate of the issuers. See Note 2.

Statement of Operations
For the Year Ended December 31, 2005
Net Investment Income:
Dividends from unaffiliated issuers	$43,202,282
Interest from unaffiliated issuers	103,577
Interest from affiliated issuers(a)	1,497,181
Securities lending income(b)	197,608

Total investment income	45,000,648

Expenses (Note 2):
Investment advisory fees	1,188,574

Total expenses	1,188,574

Net investment income	43,812,074

Realized and Unrealized Gain (Loss):
Net realized (loss) from sale of investments in affiliated issuers	(34,203,870)
Net realized gain from in-kind redemptions	37,267,402
Net realized gain on futures contracts	4,340,737
Net change in unrealized appreciation (depreciation) of investments	62,101,667
Net change in unrealized appreciation (depreciation) of futures contracts	(938,565)

Net realized and unrealized gain	68,567,371

Net Increase in Net Assets Resulting From Operations	$112,379,445

(a)	The Master Portfolio’s investment adviser is an affiliate of the issuers. See Note 2.
(b)	Includes income earned from issuers of which the Master Portfolio’s investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Statements of Changes in Net Assets
	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004
Increase (decrease) In Net Assets
Operations:
Net investment income	$43,812,074	$53,575,520
Net realized gain	7,404,269	538,623,460
Net change in unrealized appreciation (depreciation)	61,163,102	(290,833,407)

Net increase in net assets resulting from operations	112,379,445	301,365,573

Interestholder transactions:
Contributions	749,027,738	820,705,368
Withdrawals	(859,684,082)	(2,346,660,989)

Net decrease in net assets resulting from interestholder transactions	(110,656,344)	(1,525,955,621)

Increase (decrease) in net assets	1,723,101	(1,224,590,048)
Net Assets:
Beginning of year	2,406,802,549	3,631,392,597

End of year	$2,408,525,650	$2,406,802,549

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Notes to the Financial Statements

December 31, 2005

1.	Significant Accounting Policies

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased, using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

December 31, 2005

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2005, the cost of investments for federal income tax purposes for the Master Portfolio was $2,593,214,650. Net unrealized depreciation aggregated $3,162,618, of which $352,850,885 represented gross unrealized appreciation on securities and $356,013,503 represented gross unrealized depreciation on securities.

Futures Contracts

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

The Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $1,700,000 for initial margin requirements.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investment Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

December 31, 2005

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended December 31, 2005, BGI earned $197,608 in securities lending agent fees.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2005, BGIS did not receive any brokerage commissions from the Master Portfolio.

Pursuant to Rule 17a-7 under the 1940 Act, the Master Portfolio executed cross trades for the year ended December 31, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolio’s investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statement of Operations.

The following table provides information about the investment by the Master Portfolio in shares of issuers of which BGFA is an affiliate for the year ended December 31, 2005, including income earned from these affiliated issuers.

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
IMMF	17,466	12,616,569	12,614,910	19,125	$19,124,728	$1,497,181

During the year ended December 31, 2005, the Master Portfolio invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for the Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

December 31, 2005

3.	Investment Portfolio Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $238,771,926 and $299,483,118, respectively.

For the year ended December 31, 2005, the Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $156,000,305. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The net realized gains or losses from in-kind redemptions for the year ended December 31, 2005 are disclosed in the Master Portfolio’s Statement of Operations.

4.	Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of December 31, 2005, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities and non-U.S. Government debt securities. Income from the joint account is allocated daily to the Master Portfolio, based on the Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of December 31, 2005 and the value of the related collateral are disclosed in the Master Portfolio’s Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolio’s Statement of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5.	Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Ratio of expenses to average net assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of net investment income to average net assets	1.84%	1.91%	1.74%	1.57%	1.31%
Portfolio turnover rate(a)	10%	14%	8%	12%	9%
Total return	4.87%	10.82%	28.52%	(22.05)%	(11.96)%

(a)	Portfolio turnover rates include in-kind transactions, if any.

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

S&P 500 Index Master Portfolio

Trustee Information — Unaudited

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of MIP also serves as a Trustee for BGIF and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, CA 94105. Additional information about the Master Portfolio’s Trustees may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
Lee T. Kranefuss, *1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Chief Executive Officer (1997-2003) of the Intermediary Investor Business of BGI.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2004) of the Intermediary Investor Business of BGI; Director (2000-2004) of Mutual Fund Delivery of the Intermediary Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Master Portfolio and the parent company of BGFA, the investment adviser of the Master Portfolio.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii.

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
Jack S. Euphrat, 1922	Trustee (since 1993).	Private Investor.	None.

Richard K. Lyons, 1961	Trustee (since 2001).	Executive Associate Dean (since 2005), Sylvan Coleman Chair in Finance (since 2004), Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF, World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Trustee (since 2001) of MIP; Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of the Matthews Asian Funds (oversees 8 portfolios); Trustee (since 2000) of iShares Trust; Director (since 2002) of iShares, Inc.

Leo Soong, 1946	Trustee (since 2000).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

03/06

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12(a)(1).

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2, except for, effective February 1, 2005, Keith F. Karlawish replaced George O. Martinez as the President of the Registrant.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Drew Kagan, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	2004 $10,550
2005 $12,000

(b)	2004 $4,050
2005 $4,400

Fees for both 2004 & 2005 relate to the review and consent of the N-1A filing.

(c)	2004 $2,585
2005 $2,750

Fees for both 2004 & 2005 relate to the preparation of federal income & excise tax returns and review of the excise tax calculations.

(d)	2004 $0
2005 $0

e(1) Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

e(2) None of the services summarized in (b)-(d), above, were approved by the Audit Committee pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g)

2004 $54,635
2005 $512,000

(h) In regards to Item 4 (g), the audit committee considered the nonaudit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser, and believes the principal accountants independence has not been compromised.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheet, Treasurer

Date March 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President

Date March 10, 2006

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheet, Treasurer

Date March 10, 2006

*	Print the name and title of each signing officer under his or her signature.